OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Disclosure of detailed information of other current payables [Table Text Block]

	December 31,
	2022	2021

Accrued expenses	$1,848	$6,146
Employees and payroll accruals	1,066	8,267
Government authorities	1,617	4,002
Related parties	693	875
Advances from customers	31	137
Other payables - restructuring	116	-
Other payables	642	716

	$6,013	$20,143